Financial Assets and financial liabilities - Summary of foreign currency changes (Detail) - Currency risk [member] - USD ($) $ in Thousands		12 Months Ended
	Apr. 03, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Change in Argentine Peso Rate Increase	30.00%	33.00%	28.00%	17.00%
Change in Argentine Peso Rate Decrease	30.00%	33.00%	28.00%	17.00%
Effect in profit before tax Decrease	$ (10,381)	$ (20,350)	$ (12,697)	$ (5,617)
Effect in profit before tax Increase	10,381	20,350	12,697	5,617
Effect in pre-tax equity Decrease	(10,381)	(20,350)	(12,697)	(5,617)
Effect in pre-tax equity Increase	$ 10,381	$ 20,350	$ 12,697	$ 5,617